PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Changes in Stock Options Issued (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,989,375	3,284,875	4,682,534
Number of share options expired (in shares) | shares	(1,084,985)	(1,295,500)	(1,397,659)
Number of share options outstanding (in shares) | shares	904,390	1,989,375	3,284,875
Number of share options exercisable (in shares) | shares	904,390	1,989,375	3,284,875
Exercise price of outstanding share options (in USD per share)	$ 91.98
Exercise price of exercisable share options (in USD per share) | $ / shares	$ 91.98
Weighted average exercise price of share options outstanding (in USD per share)	$ 100.33	$ 145.86	$ 153.19
Weighted average exercise price of share options expired (in USD per share)	107.29	215.77	170.40
Weighted average exercise price of share options outstanding (in USD per share)	91.98	100.33	145.86
Weighted average exercise price of share options exercisable (in USD per share)	$ 91.98	100.33	145.86
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)		$ 91.98	$ 63.42	$ 63.42
Exercise price of expired share options (in USD per share) | $ / shares	$ 91.98	$ 63.42	$ 63.42
Exercise price of exercisable share options (in USD per share) | $ / shares		$ 91.98	$ 63.42
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)		$ 109.14	$ 235.32	$ 235.32
Exercise price of expired share options (in USD per share) | $ / shares	$ 109.14	$ 235.32	$ 235.32
Exercise price of exercisable share options (in USD per share) | $ / shares		$ 109.14	$ 235.32